Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

7.Related Party Transactions

7(1) Names of related parties and relationship

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the reporting entity)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)

Note: CyberLink owns more than 30% of the reporting entity’s issued and outstanding ordinary shares.

7(2) Significant related party transactions

A.	Revenue

	Years ended December 31,
	2020	2021	2022
Service revenue:
CyberLink	$27	$35	$28

Sales of services are negotiated with related parties based on agreed-upon agreement and the conditions and payment terms are same as third parties.

B.	Other payables

	December 31, 2021	December 31, 2022
CyberLink	$44	$38
CyberLink-Japan	29	25
	$73	$63

Other payables are mainly expenses from professional service, rental and payments on behalf of others.

C.	Operating expenses

		Years ended December 31,
	Description	2020	2021	2022
CyberLink	Management service fee	$157	$128	$80

CyberLink provides support and assistance in legal services, network infrastructure and equipment maintenance services, marketing activity supports and employee training programs. The service fees are calculated based on the agreed-upon hourly rate. The conditions and payment terms are same as third parties.

D.	Lease transactions — lessee/rent expense
(a)	The Group leases offices from CyberLink and CyberLink-Japan. Rental contracts are typically made for periods of 1~2 years. The rents were paid to CyberLink and CyberLink-Japan at the beginning of next month and each quarter, respectively.
(b)	Rent expense

	Years ended December 31,
	2020	2021	2022
CyberLink-Japan	$91	$99	$90

(c)	Acquisition of right-of-use assets:

	Years ended December 31,
	2020	2021	2022
CyberLink	$—	$530	$—

(d)	Lease liabilities
i.	Outstanding balance:

	December 31, 2021	December 31, 2022
Total lease liabilities	$429	$145
Less: Current portion (shown as ‘current lease liabilities’)	(268)	(145)
	$161	$—

ii.	Interest expense

	Years ended December 31,
	2020	2021	2022
CyberLink	$4	$4	$5

7(3) Key management compensation

	Years ended December 31,
	2020	2021	2022
Salaries and other short-term employee benefits	$1,691	$1,711	$2,330
Share-based payment	83	314	416
Post-employment benefits	11	12	11
	$1,785	$2,037	$2,757

The unpaid portion of the aforementioned information were $- and $112 for December 31, 2021 and 2022.